PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
SL BIO LTD
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

4. PREPAID EXPENSES AND OTHER CURRENT ASSETS

The amount of prepaid expenses and other current assets consist of the followings:

	December 31,	December 31,
	2025	2024
Value added tax credit	$128,816	$130,558
Other receivable	286	134,724
Security deposits	26,375	28,490
Prepaid operating expenses	12,135	64,109
Total	$167,612	$357,881

The Group did not accrue any expected credit loss provision for the years ended December 31, 2025 and 2024.